Property, Plant and Equipment - Summary of Future Rentals from Vehicles and Equipment on Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	¥ 1,962,699	¥ 1,803,950
Vehicles and equipment on operating leases [Member] | Within 1 year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	932,882	857,997
Vehicles and equipment on operating leases [Member] | Between 1 and 2 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	641,683	583,059
Vehicles and equipment on operating leases [Member] | Between 2 and 3 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	280,646	282,477
Vehicles and equipment on operating leases [Member] | Between 3 and 4 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	75,915	55,838
Vehicles and equipment on operating leases [Member] | Between 4 and 5 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	21,772	18,873
Vehicles and equipment on operating leases [Member] | Later than 5 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	¥ 9,801	¥ 5,706